OIL AND GAS PROPERTY, NET	12 Months Ended
Dec. 31, 2022
Extractive Industries [Abstract]
OIL AND GAS PROPERTY, NET

NOTE 6 – OIL AND GAS PROPERTY, NET

The following tables summarize the Company’s oil and gas property by classification.

	As of December 31,
	2022	2021
Oil and gas property – subject to amortization	$28,740,479	$23,828,143
Accumulated depletion	(9,411,476)	(8,364,480)
Accumulated impairment	(11,859,183)	(11,859,183)
Oil and gas property – subject to amortization, net	$7,469,820	$3,604,480

Oil and gas property – not subject to amortization	$1,151,804	$1,151,804
Accumulated impairment	-	-
Oil and gas property – not subject to amortization, net	$1,151,804	$1,151,804

The following shows the movement of the oil and gas property – subject to amortization balance.

Oil and Gas Property – Kruh Block
January 1, 2020	$1,427,486
Additional capitalization	201,972
Asset retirement costs	364,272
Depletion	(654,743)
December 31, 2020	$1,338,987
Additional capitalization	2,916,102
Depletion	(650,609)
December 31, 2021	$3,604,480
Additional capitalization	4,723,463
Asset retirement costs	188,873
Depletion	(1,046,996)
December 31, 2022	$7,469,820

During the years ended December 31, 2022, 2021 and 2020 the Company incurred an aggregated development costs and abandonment and site restoration provisions, which were capitalized, at $4,912,336, $2,916,102 and $566,244 respectively, mainly for the purpose of the geological and geophysical studies and drilling of wells.

Depletion recorded for production on properties subject to amortization for the years ended December 31, 2022, 2021 and 2020 were $1,046,996, $650,609 and $654,743 respectively.

Furthermore, for the years ended December 31, 2022 and 2021, the Company has conducted ceiling test to which the present value of the estimated future net revenues generated by the oil and gas property - Kruh Block Proven exceed the carrying balances. As a result, no impairment was recognized.